Property and equipment, net (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Schedule of property and equipment, net

	December 31, 2025	June 30, 2026	June 30, 2026
	S$’000	S$’000	US$’000

Computer	77	88	68
Office	5	5	4
Renovation	22	22	17
Operating lease right-of-use assets	153	153	118
Total	257	268	207
Less: accumulated depreciation	(187)	(232)	(179)
Net book value	70	36	28